Fair Value Measurements (Non-U.S. Plans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	$ 38		$ 44
Level 1 | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	208		346
Level 1 | Common stock and equivalents
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	38		44
Level 1 | Common stock and equivalents | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	208		346
Level 1 | Commingled equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0		0
Level 1 | Commingled equity funds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0		0
Level 1 | Government, agency, and government-sponsored enterprise obligations
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0		0
Level 1 | Government, agency, and government-sponsored enterprise obligations | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0		0
Level 1 | Corporate bonds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0		0
Level 1 | Corporate bonds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0		0
Level 1 | Commingled bond funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0		0
Level 1 | Commingled bond funds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0		0
Level 1 | Commingled short-term investment funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0		0
Level 1 | Commingled short-term investment funds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0		0
Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	123		111
Level 2 | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	1,259		949
Level 2 | Common stock and equivalents
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0		0
Level 2 | Common stock and equivalents | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0		0
Level 2 | Commingled equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	55		56
Level 2 | Commingled equity funds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	558		434
Level 2 | Government, agency, and government-sponsored enterprise obligations
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	6		9
Level 2 | Government, agency, and government-sponsored enterprise obligations | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	21		233
Level 2 | Corporate bonds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	1		9
Level 2 | Corporate bonds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	308		18
Level 2 | Commingled bond funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	49		30
Level 2 | Commingled bond funds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	361		257
Level 2 | Commingled short-term investment funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	3		6
Level 2 | Commingled short-term investment funds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	11		7
Level 3 | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	26
Level 3 | Common stock and equivalents | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0
Level 3 | Commingled equity funds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0
Level 3 | Government, agency, and government-sponsored enterprise obligations | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	3
Level 3 | Corporate bonds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	23
Level 3 | Commingled bond funds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0
Level 3 | Commingled short-term investment funds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0
Total
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	161		155
Total | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	1,493		1,295
Cash			8
Accrued income receivable	61		0
Fair value plan assets	1,568		1,362
Total | Common stock and equivalents
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	38		44
Total | Common stock and equivalents | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	208		346
Total | Commingled equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	55		56
Total | Commingled equity funds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	558		434
Total | Government, agency, and government-sponsored enterprise obligations
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	6		9
Total | Government, agency, and government-sponsored enterprise obligations | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	24		233
Total | Corporate bonds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	1		9
Total | Corporate bonds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	331		18
Total | Commingled bond funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	49		30
Total | Commingled bond funds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	361		257
Total | Commingled short-term investment funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	3		6
Total | Commingled short-term investment funds | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	11		7
Total | Insurance Contracts | Non-U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	$ 14	[1]	$ 59	[2]

[1]	* Comprised of annuity contracts issued by life insurance companies for one of the Company's non-U.S. pension plans
[2]	The table above includes securities on loan as part of a securities lending arrangement of $8 million of common stock and equ